Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
INCOME TAXES

NOTE 7 - INCOME TAXES

A.	The Company

Check-Cap Ltd. is taxed according to Israeli tax laws:

1.	Corporate tax rates in Israel

The Israeli corporate tax rate in years 2022, 2023, 2024 and onwards is 23%.

2.	The Law for the Encouragement of Capital Investments, 1959 (the “Investments Law”)

Under the Investments Law, including Amendment No. 60 to the Investments Law as published in April 2005, by virtue of the “Benefited Enterprise” status, the Company is entitled to various tax benefits as follows:

a)	Reduced tax rates

The Company has one Benefited Enterprise program under the Investments Law, which entitles it to certain tax benefits with respect to income to be derived from the Company’s Benefited Enterprise. During the benefits period, taxable income from its Benefited Enterprise program (once generated) will be tax exempt for a period of ten years commencing with the year the Company will first earn taxable income relating to such enterprise. The Company chose 2010 as the year of election (the “Year of Election”). Due to the location of the Company’s offices, the Company believes it is entitled to a 10 year benefit period, subject to a 14 year limitation from the Year of Election, and therefore, the tax benefit period, in any event, ended in 2023.

b)	Conditions for entitlement to the benefits

The benefits available to a Benefited Enterprise are subject to the fulfillment of conditions stipulated in the Investment Law and its regulations.

c)	Amendment of the Law for the Encouragement of Capital Investments, 1959

The Investments Law was amended as part of the Economic Policy Law for the years 2011-2012, which was passed by the Israeli Knesset on December 29, 2010 (the “Capital Investments Law Amendment”).

The Capital Investments Law Amendment set alternative benefit tracks to those in effect prior to such amendment under the provisions of the Investments Law.

The benefits granted to the Preferred Enterprise will be unlimited in time, unlike the benefits granted to special Benefited Enterprises, which will be limited for a 10 year period. The benefits shall be granted to companies that will qualify under criteria set forth in the Investments Law; for the most part, those criteria are similar to the criteria that were set forth in the Investments Law prior to its amendment.

Under the transitional provisions of the Investments Law, the Company is entitled to take advantage of the tax benefits available under the Investments Law prior to its amendment until the end of the benefits period, as defined in the Investments Law. The Company was entitled to set the “year of election” no later than tax year 2012, provided that the minimum qualifying investment was made not later than the end of 2010. On each year during the benefits period, the Company will be able to elect that the Investments Amendment applies to the Company, thereby making the tax rates described above available to the Company. An election to have the Capital Investments Amendment apply is irrecoverable. The Company elected not to have the Capital Investments Amendment apply to the Company.

On December 22, 2016, the Knesset approved the 2017-2018 State budget, which included amendment number 73 to the Investments Law. The amendment includes:

Adoption of a new incentive tax regime that applies to high-tech companies that are deemed a “Preferred Technological Enterprise” or “Special Preferred Technological Enterprise,” based on the provisions and rules adopted by the Organization for Economic Cooperation and Development, creating new reduced corporate tax rate tracks of 7.5% for Preferred Technological Enterprises located in Development Area A and 12% for the rest of the country; and a reduced corporate tax rate of 6% for a “Special Preferred Technological Enterprise” regardless of the company’s geographic location within Israel.

Reduction of corporate tax rate for all Preferred Enterprises from 9% to 7.5%.

Lowering the threshold for the conditions that were previously set in order to enter the track of a “Special Preferred Enterprise” for very large enterprises entitled to a reduced tax rate of 5% in Development Area A or 8% in the rest of the country.

Updating the definitions of preferred income, Preferred Enterprise, etc.

In accordance with the Israeli Income Tax Ordinance [New Version], 1961, as of December 31, 2024, all of the Company’s tax assessments through tax year 2017 are considered final.

B.	Check-Cap US, Inc.

Check-Cap US, Inc. is taxed according to U.S. tax laws at a rate of 21%.

Check-Cap US, Inc. operating loss or “NOL” carry-forwards was $177,107 as of December 31, 2024 and $13 as of December 31, 2023.

C.	Deferred income taxes

As of December 31, 2024, the Company had accumulated U.S. net operating loss (“NOL”) carryforwards of approximately $118,512 for federal and state income tax purposes. Under current U.S. tax law, federal NOLs arising in tax years ending after 2017 carry forward indefinitely and are limited to 80% of taxable income when utilized; state law treatment varies by jurisdiction.

The Company is subject to Israeli corporate income tax (statutory rate 23% for 2024). Under Israeli tax law, business losses may be carried forward indefinitely to offset future business income and capital gains.

The deferred tax asset (“DTA”) related to the U.S. NOLs was approximately $33,003 at December 31, 2024, measured using applicable U.S. federal (21%) and state statutory rates; the blended rate used in this calculation is approximately 28%. In evaluating realizability, management considered the Company’s cumulative losses and the lack of objectively verifiable future taxable income. It concluded that it is not more likely than not that the DTAs will be realized. Accordingly, a full valuation allowance has been recorded.

As a result, no net deferred tax asset is reflected in the consolidated balance sheets as of December 31, 2024. The full valuation allowance is the primary reconciling item between the statutory tax rate and the Company’s effective tax rate (see reconciliation below).

The Company is subject to Israeli corporate tax at a statutory rate of 23%. Its U.S. subsidiaries are taxed at a rate of 21% federal tax plus applicable state income taxes.

Utilization of the U.S. NOL carryforwards may be subject to substantial annual limitations under Section 382 of the Internal Revenue Code of 1986, as amended, due to ownership changes that may have occurred or could occur in the future. The Company has not completed a detailed study to determine whether such ownership changes have occurred. If a change in ownership has occurred, the Company’s ability to utilize its NOLs may be limited, potentially resulting in the expiration of a portion of the NOLs before they can be utilized.

The Company has not recorded any liability for unrecognized tax benefits under ASC 740 as of December 31, 2024 and 2023, and does not anticipate significant changes in uncertain tax positions within the next 12 months. The Company’s policy is to record interest and penalties related to income tax matters in income tax expense; no such amounts were recognized in 2024 or 2023.

Net Deferred tax assets of the following components as of December 31, 2024 and December 31, 2023.

	Year ended December 31,
	2024	2023
Deferred tax assets:

NOL Carryover	$33,003	$27,700

Sub Total	$33,003	$27,700

Valuation Allowance	$(33,003)	$(27,700)
Net Deferred Tax Asset	$-	$-

The provision for income taxes consists of the following:

Year ended December 31,
	2024	2023
Current:
Federal	$-	$-
State	-	-
Foreign - Current	-	-
Foreign – Prior Year	-	-
Total Current Tax Provision	$-	$-
Deferred:
Federal	$-	$-
State	-	-
Foreign	-	-
Total deferred benefit	$-	$-
Total provision (benefit) for income tax	$-	$-